Consolidated statements of comprehensive income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net earnings		$ 604	$ 397	$ 1,061	$ 1,185
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $30 million and $29 million for the three months ended June 30, 2024 and 2023, respectively, and $2 million and $8 million for the six months ended June 30, 2024 and 2023, respectively		(82)	(80)	(4)	(22)
Items that will not be reclassified to net earnings
Actuarial gains (losses) on post-employment benefit plans, net of income taxes of ($41) million and $51 million for the three months ended June 30, 2024 and 2023, respectively, and ($156) million and 98 million for the six months ended June 30, 2024 and 2023, respectively	[1]	111	(136)	425	(263)
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil for the three months ended June 30, 2024 and 2023, and nil and ($3) million for the six months ended June 30, 2024 and 2023, respectively		12	(1)	3	16
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($2) million and $8 million for the three months ended June 30, 2024 and 2023, respectively, and ($8) million and $6 million for the six months ended June 30, 2024 and 2023, respectively		6	(23)	22	(17)
Other comprehensive income (loss)		47	(240)	446	(286)
Total comprehensive (loss) income		651	157	1,507	899
Total comprehensive income attributable to:
Common shareholders		583	92	1,383	771
Preferred shareholders		46	46	93	92
Non-controlling interest		22	19	31	36
Total comprehensive (loss) income		$ 651	$ 157	$ 1,507	$ 899

[1]	The discount rate used to value our post-employment benefit obligations at June 30, 2024 was 5.0% compared to 4.9% at March 31, 2024 and 4.6% at December 31, 2023. The discount rate used to value our post-employment benefit obligations at June 30, 2023 and March 31, 2023 was 5.0% compared to 5.3% at December 31, 2022.